Share-Based Payments - Summary of Restricted Common Stock Activity (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Share-based Payment Arrangement [Abstract]
Non-vested shares, Beginning balance | shares
Non-vested shares, Granted | shares	8,000,000
Non-vested shares, Vested | shares	(2,250,000)
Non-vested shares, Forfeited | shares
Non-vested shares, Ending balance | shares	5,750,000
Fair value of non-vested shares, Beginning balance | $
Fair value of non-vested shares, Granted | $	4,000,000
Fair value of non-vested shares, Vested | $	(2,317,868)
Fair value of non-vested shares, Forfeited | $
Fair value of non-vested shares, Ending balance | $	$ 1,682,132